Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Industrials Fund	Sep. 28, 2024
Fidelity Advisor Industrials Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	15.59%
Past 5 years	11.34%
Past 10 years	7.52%
Fidelity Advisor Industrials Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.37%
Past 5 years	9.22%
Past 10 years	5.60%
Fidelity Advisor Industrials Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.79%
Past 5 years	8.70%
Past 10 years	5.60%
Fidelity Advisor Industrials Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	20.74%
Past 5 years	11.82%
Past 10 years	7.51%
Fidelity Advisor Industrials Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	18.06%
Past 5 years	11.58%
Past 10 years	7.50%
Fidelity Advisor Industrials Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	22.99%
Past 5 years	12.97%
Past 10 years	8.45%
Fidelity Advisor Industrials Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	23.14%
Past 5 years	13.11%
Since Inception	7.67%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1511
Average Annual Return:
Past 1 year	22.47%
Past 5 years	14.70%
Past 10 years	10.13%

[1]	A From October 2, 2018 .